Provisions - Other Foreign Subsidiaries - Funding status (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Actuarial gains and losses on defined benefit pension plans		€ (25)	€ (1,677)	€ 618
Reduction in commitments	€ 186
Other Foreign Countries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		8,434	10,717	9,116
Charge to the participants		112	176	167
Fair value of plan assets		7,182	8,826	7,743
Provisions - Provisions for pensions		1,140	1,715	1,206
Internal provisions for pensions		1,694	2,129	1,541
Net assets for pensions		(83)	(116)	(77)
Unrecognised net assets for pensions		(471)	(298)	(258)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost		35	32	34
Interest cost, net		72	101	101
Actuarial (gains)/losses recognised in the year		11	12	5
Past service cost		5	6	3
Pre-retirement cost		0	0	(6)
Other		(5)	(1)	(203)
Total defined benefit expenses (income) recognised in the consolidated income statements		118	150	(66)
Actuarial gains and losses on defined benefit pension plans		(105)	€ 641	€ 64
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations		5,541
Charge to the participants		112
Fair value of plan assets		5,340
Provisions - Provisions for pensions		89
Internal provisions for pensions		617
Net assets for pensions		(57)
Unrecognised net assets for pensions		€ (471)